CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:
Net loss	¥ (233,670)	$ (36,666)	¥ (2,251,202)	¥ (2,153,645)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	25,137	3,945	14,500	28,071
Amortization	6,402	1,005	9,717	9,398
Share-based compensation	52,338	8,213	290,630	353,151
Loss from disposals of property and equipment	75	12	2,534	1,123
Share of loss in equity method investments	7,167	1,125	21,317	29,455
Gain recognized on remeasurement of previously held equity interest in acquiree	(1,874)	(294)		(16,272)
Unrealized loss of investment in marketable securities	149,071	23,392
Loss from disposals of subsidiaries	4,897	768
Impairment loss of equity securities without readily determinable fair value	23,193	3,639	282,076	154,898
Impairment loss of equity method investment	4,229	664	179,193	22,830
Impairment loss of held-to-maturity investment			1,221
Impairment loss of intangible assets			17,220
Impairment loss of property, equipment and software	2,371	372	20,925
Loss from disposal of held-to-maturity investment	14,096	2,212
Loss from disposal of equity method investments				59,058
Gain from disposal of equity securities without readily determinable fair value				(6,057)
Dividend received from equity method investments	1,800	282
Provision for allowance for doubtful accounts	19,041	2,988	340,287	2,133,827
Provision for doubtful contract assets	3,382	531	18,605	14,811
Impairment loss of goodwill	0		50,291	6,191
Changes in operating assets and liabilities
Accounts receivable	(39,967)	(6,272)	234,860	(1,539,946)
Other receivables	59,170	9,285	(55,605)	38,462
Loan receivables	(13,902)	(2,182)	(22,862)	(127,518)
Contract assets	6,992	1,097	(335,105)	(26,993)
Prepaid expenses and other assets	37,214	5,840	570,392	56,586
Operating lease right-of-use assets	10,149	1,593	93,123	54,108
Deferred tax assets			503,987	(419,648)
Amount due to related parties	(1,322)	(207)	(41,323)	21,768
Accrued expenses and other liabilities	(322,953)	(50,680)	(807,117)	479,303
Income tax payable	26,053	4,088	(65,056)	4,068
Payroll and welfare payable	(19,996)	(3,138)	(7,106)	2,704
Deferred revenue	(35,673)	(5,598)	(706,263)	442,059
Deferred tax liabilities	(1,550)	(243)	(7,934)	(346)
Operating lease liabilities	(11,594)	(1,819)	(95,905)	(50,493)
Net cash used in operating activities	(229,724)	(36,048)	(1,744,600)	(429,047)
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(7,738)	(1,214)		(56,690)
Disposals of property and equipment			43,674	81
Purchase of term deposits			(109,761)	(232,325)
Redemptions of term deposits	50,467	7,919	9,675	1,048,830
Acquisitions of subsidiaries, net of cash acquired	(10,828)	(1,699)		(49,411)
Purchase of marketable securities	(318,886)	(50,040)
Disposals of subsidiaries, net of cash disposed	22,893	3,592
Purchases of long-term investments	(38,097)	(5,978)	(469,578)	(192,684)
Disposal of long-term investments	22,418	3,518	31,497	50,887
Prepayment of investments				(632,096)
Payments for origination of loans receivable				(756,068)
Proceeds from collection of loans receivable			533,959	30,400
Loans to related parties	(41,750)	(6,551)		(50,884)
Repayment of loans to related parties				141,236
Capital paid for acquiring non-controlling interest				(8,887)
Net cash (used in) provided by investing activities	(321,521)	(50,453)	39,466	(707,611)
Cash Flows from Financing Activities:
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776				463,065
Capital contribution by noncontrolling shareholders			12,896	8,913
Net proceeds from issuance of common stocks in connection with private placements	199,197	31,258
Exercise of share options	433	68
Net cash provided by financing activities	199,630	31,326	12,896	471,978
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	(26,683)	(4,187)	212	5,043
Net increase (decrease) in cash, cash equivalent, and restricted cash	(378,298)	(59,362)	(1,692,026)	(659,637)
Cash, cash equivalent, and restricted cash at the beginning of the year	3,117,414	489,190	4,809,440	5,469,077
Cash, cash equivalent, and restricted cash at the end of the year	2,739,329	429,861	3,117,414	4,809,440
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 2,913	$ 457	¥ 163,000	¥ 327,234